PERSONNEL SALARIES EXPENSES	12 Months Ended
Dec. 31, 2017
Personnel Salaries Expenses
PERSONNEL SALARIES EXPENSES

NOTE 28 PERSONNEL SALARIES EXPENSES

Personnel salary expenses for the years ended December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
	MCh$	MCh$	MCh$
Personnel remunerations	(174,029)	(148,073)	(54,129)
Bonus and gratifications/awards	(68,946)	(53,669)	(22,660)
Severances indemnities	(18,803)	(32,704)	(3,458)
Training expenses	(734)	(1,050)	(543)
Life and health insurance	(3,487)	(1,576)	(391)
Other personnel expenses	(15,324)	(8,593)	(5,530)
Total	(281,323)	(245,665)	(86,711)